Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2022
Long-Term Investments [Abstract]
Schedule of components of long-term investments
	As of June 30,
	2022	2021
Equity investment accounted for using the equity method (a)	$24,989,651	$771,520
Equity investment without readily determinable fair value measured at Measurement Alternative (b)	22,395	23,232
	$25,012,046	$794,752

Schedule of components of equity investments accounted for using the equity method
	June 30, 2022	June 30, 2021
Balance at beginning of the year	$771,520	$—
Investment in Beijing Deran	—	756,558
Investment in Beijing Hongxin Wanda Technology Co., Ltd. (“Hongxin Wanda”)	25,559,996	—
Business combination achieved in stages	(996,954)	—
Gain (loss) from equity method investments	580,816	(4,320)
Foreign exchange gain (loss)	(925,727)	19,282
Balance at end of the year	$24,989,651	$771,520

Schedule of components of equity investments without readily determinable fair value measured at Measurement Alternative
	June 30, 2022	June 30, 2021
Balance at beginning of the year	$23,232	$—
Investment in Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	—	77,015
Transfer of investment in Wuhan Qiyunshilian	—	(54,364)
Foreign exchange gain (loss)	(837)	581
Balance at end of the year	$22,395	$23,232